N-4	Oct. 30, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	USL Separate Account RS
Entity Central Index Key	0002041358
Entity Investment Company Type	N-4
Document Period End Date	Oct. 30, 2026
Amendment Flag	false
C000257296 [Member]
Item 3. Key Information [Line Items]
Ongoing Fees and Expenses [Table Text Block]
In the “Key Information: Important Information You Should Consider About the Contract” section, the following changes are made:

•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the minimum fee for Investment Options is 0.015% and the Lowest Annual Cost is $220.
•	In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 0.93% and the Highest Annual Cost is $1,152.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:

•	In the “Annual Fund Expenses” table, the minimum Annual Fund Expenses is 0.015%.
•	In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 0.93%.
•	In the “Examples” section, the following replaces the most expensive expense examples:

Investment Options (of Other Amount) Minimum [Percent]	0.015%
Investment Options (of Other Amount) Maximum [Percent]	0.93%
Lowest Annual Cost [Dollars]	$ 220
Highest Annual Cost [Dollars]	$ 1,152
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Portfolio Company expenses. Based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years

$1,152	$3,594	$6,232	$13,794

(2)	If you annuitize your Contract or you do not surrender your Contract:

1 Year	3 Years	5 Years	10 Years

$220	$693	$1,214	$2,756

Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.015%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	0.93%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,152
Surrender Expense, 3 Years, Maximum [Dollars]	3,594
Surrender Expense, 5 Years, Maximum [Dollars]	6,232
Surrender Expense, 10 Years, Maximum [Dollars]	13,794
Annuitized Expense, 1 Year, Maximum [Dollars]	220
Annuitized Expense, 3 Years, Maximum [Dollars]	693
Annuitized Expense, 5 Years, Maximum [Dollars]	1,214
Annuitized Expense, 10 Years, Maximum [Dollars]	2,756
No Surrender Expense, 1 Year, Maximum [Dollars]	220
No Surrender Expense, 3 Years, Maximum [Dollars]	693
No Surrender Expense, 5 Years, Maximum [Dollars]	1,214
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 2,756
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following table replaces the current table in its entirety in Appendix A:
Portfolio Companies [Table Text Block]

			Average Annual Total Returns (as of Dec. 31, 2025)

Type/Investment Objective	Portfolio Company and Adviser/Subadviser1	Current Expenses	1 Year	5 Year	10 Year (or life of fund)
Target Date Funds	Vanguard Target Retirement 2020 Fund Adviser: The Vanguard Group, Inc.	0.08%	12.15%	4.77%	6.87%
	Vanguard Target Retirement 2025 Fund Adviser: Vanguard	0.08%	14.60%	5.90%	7.87%
	Vanguard Target Retirement 2030 Fund Adviser: Vanguard	0.08%	16.24%	6.83%	8.66%
	Vanguard Target Retirement 2035 Fund Adviser: Vanguard	0.08%	17.54%	7.71%	9.40%
	Vanguard Target Retirement 2040 Fund Adviser: Vanguard	0.08%	18.76%	8.57%	10.13%
	Vanguard Target Retirement 2045 Fund Adviser: Vanguard	0.08%	19.99%	9.41%	10.74%
	Vanguard Target Retirement 2050 Fund Adviser: Vanguard	0.08%	21.41%	9.95%	11.02%
	Vanguard Target Retirement 2055 Fund Adviser: Vanguard	0.08%	21.43%	9.96%	11.02%
	Vanguard Target Retirement 2060 Fund Adviser: Vanguard	0.08%	21.42%	9.96%	11.02%
	Vanguard Target Retirement 2065 Fund Adviser: Vanguard	0.08%	21.43%	9.98%	10.62%*
	Vanguard Target Retirement 2070 Fund Adviser: Vanguard	0.08%	21.42%	N/A	16.13%*
	Vanguard Target Retirement Income Fund Adviser: Vanguard	0.08%	11.31%	3.82%	5.33%
Index Funds	Fidelity 500 Index Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.015%	17.86%	14.41%	14.81%
	Vanguard FTSE Social Index I Adviser: Vanguard	0.03%	17.31%	13.54%	15.17%
	Vanguard Real Estate Index Institutional Shares Adviser: The Vanguard Group. Inc.	0.11%	3.23%	4.66%	5.16%
	Fidelity Mid Cap Index Adviser: Fidelity Sub-Adviser: Geode	0.025%	10.57%	8.67%	11.01%
	Fidelity Small Cap Index Adviser: Fidelity Sub-Adviser: Geode	0.025%	12.93%	6.20%	9.76%
	Fidelity Total International Index Adviser: Fidelity Sub-Adviser: Geode	0.06%	32.62%	7.87%	8.40%
	Fidelity U.S. Bond Index Adviser: Fidelity Sub-Adviser: Geode	0.025%	7.13%	-0.43%	1.96%

			Average Annual Total Returns (as of Dec. 31, 2025)

Type/Investment Objective	Portfolio Company and Adviser/Subadviser 1	Current Expenses	1 Year	5 Year	10 Year (or life of fund)
Actively Managed Funds	Allspring Core Plus Bond – Class R6 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	0.30%	7.41%	0.34%	2.84%
	EUPAC Fund– Class R6 Adviser: Capital Research and Management Company	0.47%	29.18%	5.59%	8.46%
	Fidelity Advisor Focused Emerging Markets – Class Z Adviser: Fidelity	0.80%	40.26%	5.47%	10.71%
	Fidelity Inflation-Protected Bond Index Adviser: Fidelity	0.05%	6.79%	1.04%	3.03%
	Franklin Small Cap Value – Class R6 Adviser: Franklin Mutual Advisers, LLC	0.60%	7.67%	9.14%	10.16%
	Impax Global Environmental Markets – Institutional Class Adviser: Impax Asset Management LLC Sub-Adviser: Impax Asset Management Ltd.	0.93%	13.97%	5.84%	9.98%
	JPMorgan Large Cap Growth – Class R6 Adviser: J.P. Morgan Investment Management Inc.	0.44%	14.40%	12.97%	18.56%
	Nuveen Core and Impact Bond – Class R6 Adviser: Nuveen Fund Advisors, LLC. and Nuveen Asset Management, LLC.	0.35%	7.50%	-0.10%	2.32%
	Parnassus Core Equity – Investor Shares Adviser: Parnassus Investment, LLC	0.81%	11.64%	11.41%	13.32%
	PGIM High Yield – Class R6 Adviser: PGIM Fixed Income Sub-Adviser: PGIM Limited	0.38%	9.14%	4.60%	6.59%
	T. Rowe Price Diversified Mid-Cap Growth – I Class Adviser: T. Rowe Price Associates, Inc.	0.67%	10.54%	7.36%	12.95%
	Vanguard Equity- Income – Admiral Shares Advisers: Vanguard and Wellington Management Company LLP	0.17%	17.22%	12.82%	11.73%
	Vanguard Explorer – Admiral Shares Advisers: Vanguard, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company LLP and T. Rowe Price Associates, Inc.	0.28%	7.23%	4.88%	11.47%
	Vanguard Federal Money Market – Investor Class Adviser: Vanguard	0.11%	4.22%	3.20%	2.14%
	Victory Sycamore Established Value – Class R6 Adviser: Victory Capital Management Inc.	0.54%	2.68%	9.95%	10.98%

C000257296 [Member] | Vanguard Target Retirement 2020 Fund [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Target Date Funds
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2020 Fund
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	12.15%
Average Annual Total Returns, 5 Years [Percent]	4.77%
Average Annual Total Returns, 10 Years [Percent]	6.87%
C000257296 [Member] | Vanguard Target Retirement 2025 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2025 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	14.60%
Average Annual Total Returns, 5 Years [Percent]	5.90%
Average Annual Total Returns, 10 Years [Percent]	7.87%
C000257296 [Member] | Vanguard Target Retirement 2030 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2030 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	6.83%
Average Annual Total Returns, 10 Years [Percent]	8.66%
C000257296 [Member] | Vanguard Target Retirement 2035 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2035 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	17.54%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	9.40%
C000257296 [Member] | Vanguard Target Retirement 2040 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2040 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	18.76%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	10.13%
C000257296 [Member] | Vanguard Target Retirement 2045 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2045 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	19.99%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	10.74%
C000257296 [Member] | Vanguard Target Retirement 2050 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2050 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.41%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	11.02%
C000257296 [Member] | Vanguard Target Retirement 2055 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2055 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.43%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.02%
C000257296 [Member] | Vanguard Target Retirement 2060 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2060 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.42%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Average Annual Total Returns, 10 Years [Percent]	11.02%
C000257296 [Member] | Vanguard Target Retirement 2065 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2065 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.43%
Average Annual Total Returns, 5 Years [Percent]	9.98%
Average Annual Total Returns, 10 Years [Percent]	10.62%
C000257296 [Member] | Vanguard Target Retirement 2070 Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement 2070 Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	21.42%
Average Annual Total Returns, 5 Years [Percent]	0.00%
Average Annual Total Returns, 10 Years [Percent]	16.13%
C000257296 [Member] | Vanguard Target Retirement Income Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Target Retirement Income Fund
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.08%
Average Annual Total Returns, 1 Year [Percent]	11.31%
Average Annual Total Returns, 5 Years [Percent]	3.82%
Average Annual Total Returns, 10 Years [Percent]	5.33%
C000257296 [Member] | Fidelity 500 Index [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Index Funds
Portfolio Company Name [Text Block]	Fidelity 500 Index
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.015%
Average Annual Total Returns, 1 Year [Percent]	17.86%
Average Annual Total Returns, 5 Years [Percent]	14.41%
Average Annual Total Returns, 10 Years [Percent]	14.81%
C000257296 [Member] | Vanguard FTSE Social Index I [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard FTSE Social Index I
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	13.54%
Average Annual Total Returns, 10 Years [Percent]	15.17%
C000257296 [Member] | Vanguard Real Estate Index Institutional Shares [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Real Estate Index Institutional Shares
Portfolio Company Adviser [Text Block]	The Vanguard Group. Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	3.23%
Average Annual Total Returns, 5 Years [Percent]	4.66%
Average Annual Total Returns, 10 Years [Percent]	5.16%
C000257296 [Member] | Fidelity Mid Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Mid Cap Index
Portfolio Company Adviser [Text Block]	Fidelity
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.025%
Average Annual Total Returns, 1 Year [Percent]	10.57%
Average Annual Total Returns, 5 Years [Percent]	8.67%
Average Annual Total Returns, 10 Years [Percent]	11.01%
C000257296 [Member] | Fidelity Small Cap Index [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Small Cap Index
Portfolio Company Adviser [Text Block]	Fidelity
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.025%
Average Annual Total Returns, 1 Year [Percent]	12.93%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	9.76%
C000257296 [Member] | Fidelity Total International Index [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Total International Index
Portfolio Company Adviser [Text Block]	Fidelity
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.06%
Average Annual Total Returns, 1 Year [Percent]	32.62%
Average Annual Total Returns, 5 Years [Percent]	7.87%
Average Annual Total Returns, 10 Years [Percent]	8.40%
C000257296 [Member] | Fidelity US Bond Index Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity U.S. Bond Index
Portfolio Company Adviser [Text Block]	Fidelity
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.025%
Average Annual Total Returns, 1 Year [Percent]	7.13%
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
C000257296 [Member] | Allspring Core Plus Bond ClassR6 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Actively Managed Funds
Portfolio Company Name [Text Block]	Allspring Core Plus Bond – Class R6
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	0.34%
Average Annual Total Returns, 10 Years [Percent]	2.84%
C000257296 [Member] | EUPAC Fund ClassR6 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	EUPAC Fund– Class R6
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	29.18%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	8.46%
C000257296 [Member] | Fidelity Advisor Focused Emerging Markets ClassZ [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Advisor Focused Emerging Markets – Class Z
Portfolio Company Adviser [Text Block]	Fidelity
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	40.26%
Average Annual Total Returns, 5 Years [Percent]	5.47%
Average Annual Total Returns, 10 Years [Percent]	10.71%
C000257296 [Member] | Fidelity Inflation Protected Bond Index [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity Inflation-Protected Bond Index
Portfolio Company Adviser [Text Block]	Fidelity
Current Expenses [Percent]	0.05%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	1.04%
Average Annual Total Returns, 10 Years [Percent]	3.03%
C000257296 [Member] | Franklin Small Cap Value ClassR6 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Small Cap Value – Class R6
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	10.16%
C000257296 [Member] | Impax Global Environmental Markets Institutional Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Impax Global Environmental Markets – Institutional Class
Portfolio Company Adviser [Text Block]	Impax Asset Management LLC
Portfolio Company Subadviser [Text Block]	Impax Asset Management Ltd.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.97%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	9.98%
C000257296 [Member] | JPMorgan Large Cap Growth ClassR6 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	JPMorgan Large Cap Growth – Class R6
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	14.40%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]	18.56%
C000257296 [Member] | Nuveen Core and Impact Bond ClassR6 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Nuveen Core and Impact Bond – Class R6
Portfolio Company Adviser [Text Block]	Nuveen Fund Advisors, LLC. and Nuveen Asset Management, LLC.
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	7.50%
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	2.32%
C000257296 [Member] | Parnassus Core Equity Investor Shares [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Parnassus Core Equity – Investor Shares
Portfolio Company Adviser [Text Block]	Parnassus Investment, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	11.64%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	13.32%
C000257296 [Member] | PGIM High Yield ClassR6 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PGIM High Yield – Class R6
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Portfolio Company Subadviser [Text Block]	PGIM Limited
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	9.14%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	6.59%
C000257296 [Member] | T. Rowe Price Diversified MidCap Growth IClass [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	T. Rowe Price Diversified Mid-Cap Growth – I Class
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	10.54%
Average Annual Total Returns, 5 Years [Percent]	7.36%
Average Annual Total Returns, 10 Years [Percent]	12.95%
C000257296 [Member] | Vanguard Equity Income Admiral Shares [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Equity- Income – Admiral Shares
Portfolio Company Adviser [Text Block]	Vanguard and Wellington Management Company LLP
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	17.22%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	11.73%
C000257296 [Member] | Vanguard Explorer Admiral Shares [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Explorer – Admiral Shares
Portfolio Company Adviser [Text Block]	Vanguard, ClearBridge Investments, LLC, Stephens Investment Management Group, LLC, Wellington Management Company LLP and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	7.23%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	11.47%
C000257296 [Member] | Vanguard Federal Money Market Investor Class [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Federal Money Market – Investor Class
Portfolio Company Adviser [Text Block]	Vanguard
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	4.22%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	2.14%
C000257296 [Member] | Victory Sycamore Established Value ClassR6 [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Victory Sycamore Established Value – Class R6
Portfolio Company Adviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	2.68%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.98%